UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09709
                                                    ----------------------------

                      HIGHLAND FLOATING RATE ADVANTAGE FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
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               (Address of principal executive offices) (Zip code)

                                James D. Dondero
                        Highland Capital Management, L.P.
                           13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 665-1287
                                                          ---------------

                       Date of fiscal year end: AUGUST 31
                                               ----------

                     Date of reporting period: MAY 31, 2006
                                              -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

INVESTMENT PORTFOLIO (UNAUDITED) (CONTINUED)

MAY 31, 2006                               HIGHLAND FLOATING RATE ADVANTAGE FUND

 PRINCIPAL AMOUNT ($)                                        VALUE ($)
 ---------------------                                    ------------
SENIOR LOAN NOTES (A) - 114.4%
AEROSPACE - AEROSPACE/DEFENSE - 2.5%
               AWAS Capital, Inc.
                 First Priority Term Loan,
  15,000,000     6.75%, 03/15/13                            14,859,300
                 Second Priority Term Loan,
   8,000,000     11.00%, 03/15/13                            8,100,000
               DeCrane Aircraft Holdings, Inc.
                 First  Lien Term Loan,
   7,960,000     9.25%, 03/31/08                             7,989,850
     400,000     Revolver, 11.50%, 03/31/08                    390,000
               IAP Worldwide Services, Inc.
                 First Lien Term Loan,
   1,995,000     8.00%, 12/30/12                             2,014,950
                 Second Lien Term Loan,
   1,500,000     13.00%, 06/20/13                            1,535,625
   2,964,706   Vought Aircraft Industries, Inc.
                 Term Loan, 7.60%, 12/22/11                  2,992,960
                                                       ---------------
                                                            37,882,685
                                                       ---------------
AEROSPACE - AIRLINES - 3.6%
     994,962   American Airlines, Inc.
                 Term Facility, 8.33%, 12/17/10              1,011,130
               Continental Airlines, Inc.
                 Tranche A-1 Term Loan,
     857,143     10.20%, 06/01/11                              872,143
                 Tranche A-2 Term Loan,
   2,142,857     10.20%, 06/01/11                            2,180,357
   5,000,000   Delta Airlines, Inc. DIP
                 Term Loan A, 8.02%, 03/16/08                5,076,900
               Northwest Airlines, Inc.
                 Tranche A Term Loan,
   3,000,000     10.34%, 11/23/09                            3,053,640
                 Tranche C Term Loan,
   2,000,000     11.34%, 11/23/10                            2,040,000
               United Air Lines, Inc.
                 Delayed Draw Tranche B
   3,500,000     Term Loan, 8.88%, 02/01/12                  3,553,235
                 Tranche B Term Loan,
  24,500,000     8.63%, 02/01/12                            24,861,375
  12,500,000   US Airways, Inc.
                 Term Loan, 8.59%, 03/31/11 (b)             12,650,375
                                                       ---------------
                                                            55,299,155
                                                       ---------------
BROADCASTING - 2.8%
   4,500,000   CMP Susquehanna Corp.
                 Term Loan, 7.31%, 05/05/13 (b)              4,508,460
   2,997,500   Enterprise NewsMedia LLC
                 Term Loan, 7.99%, 06/30/12 (b)              3,012,488
               NextMedia Operating, Inc.
                 Initial Term Loan,
   1,000,000     11/15/12 (b)                                1,007,810
                 Second Lien Term Loan,
   1,000,000     9.58%, 11/15/13                             1,023,330
  11,000,000   Paxson Communications Corp.
                 First  Lien Term Loan,
                 8.32%, 01/15/12                            11,262,900

 PRINCIPAL AMOUNT ($)                                        VALUE ($)
 ---------------------                                    ------------

BROADCASTING (CONTINUED)
  21,894,831   Young Broadcasting, Inc.
                 Term Loan, 7.34%, 11/03/12                 21,860,675
                                                       ---------------
                                                            42,675,663
                                                       ---------------
CABLE - INTERNATIONAL CABLE - 1.5%
   3,000,000   Liberty Cablevision of Puerto
               Rico, Ltd.
                 Term Loan, 7.09%, 02/13/13 (b)              3,013,140
   1,750,000   NTL Holdings Inc.
                 Bridge Loan, 10.57%, 03/31/07               1,754,375
   2,925,000   Puerto Rico Cable Acquisition
               Co., Inc.
                 First Lien Term Loan,
                 8.25%, 07/28/11                             2,957,906
               San Juan Cable, LLC
                 First Lien Term Loan,
   2,493,750     6.84%, 10/31/12                             2,502,079
                 Second Lien Term Loan,
   2,500,000     10.34%, 10/31/13                            2,529,150
               UPC Broadband Holding BV
   6,965,000     Facility F2, 7.11%, 03/31/09                6,993,278
   1,000,000     Facility H2, 03/31/13 (b)                   1,004,060
   1,500,000     Facility F2, 7.11%, 09/30/12                1,506,030
   1,000,000     Facility K2, 03/31/13 (b)                   1,004,020
                                                       ---------------
                                                            23,264,038
                                                       ---------------
CABLE - US CABLE - 9.1%
   2,500,000   Atlantic Broadband Finance LLC
                 Tranche B-1 Term Loan,
                 7.62%, 09/01/11                             2,531,250
               Bresnan Communications LLC
                 Second Lien Term Loan,
   2,000,000     9.45%, 03/29/14                             2,045,640
                 Tranche B Term Loan,
   5,500,000     7.02%, 09/29/13 (b)                         5,533,000
               Century Cable Holdings LLC
                 Discretionary Term Loan,
   1,000,000     10.00%, 12/31/09                              975,000
   2,500,000     Revolver, 9.00%, 03/31/09                   2,420,325
  15,833,333     Term Loan, 10.00%, 06/30/09                15,490,225
               Cequel Communications LLC
                 Bridge Term Loan,
   5,000,000     10.07%, 10/30/07                            5,020,800
                 First Lien Term Loan B,
   4,500,000     7.32%, 11/05/13 (b)                         4,484,340
                 Second Lien Tranche A Term
   1,000,000     Loan, 05/01/14 (b)                            981,670
  29,768,944   Charter Communications
                 Operating LLC
                 Term Loan, 7.76%, 04/28/13                 29,929,101
  25,000,000   CSC Holdings, Inc.
                 Incremental Term Loan,
                 6.75%, 03/29/13                            25,000,000
   5,569,753   Knology, Inc.
                 Second Lien Term Loan,
                 15.13%, 06/29/11                            6,265,973
   1,500,000   Mediacom Broadband Group
                 Term Loan C, 01/01/15 (b)                   1,504,575


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                                1

MAY 31, 2006                               HIGHLAND FLOATING RATE ADVANTAGE FUND

 PRINCIPAL AMOUNT ($)                                        VALUE ($)
 ---------------------                                    ------------

SENIOR LOAN NOTES (CONTINUED)

CABLE - US CABLE (CONTINUED)
   1,000,000   Mediacom Illinois LLC
                 Tranche B Term Loan,
                 03/31/13 (b)                                1,000,900
               Northland Cable Television, Inc.
                 First Lien Term Loan B,
   4,987,500     8.95%, 12/22/12                             4,999,969
                 Second Lien Term Loan,
   6,000,000     13.15%, 06/22/13                            6,000,000
               Olympus Cable Holdings LLC
  11,000,000     Term Loan A, 9.25%, 06/30/10 (b)           10,708,940
   9,000,000     Term Loan B, 10.00%, 09/30/10               8,772,660
   1,980,000   Rainbow National Services LLC
                 Term Loan B, 7.88%, 03/31/12                1,998,869
               WideOpenWest Finance LLC
   3,000,000     First Lien Term Loan, 05/01/13 (b)          3,006,720
                 Second Lien Term Loan,
   1,000,000     10.04%, 05/01/14                            1,007,620
                                                       ---------------
                                                           139,677,577
                                                       ---------------
CHEMICALS - COMMODITY & FERTILIZER - 0.8%
   5,491,556   Celanese
                 Dollar Term Loan B,
                 6.98%, 04/06/11                             5,530,326
   1,533,694   Cognis Corp.
                 Dollar Facility B,
                 7.42%, 03/31/12                             1,541,056
   4,986,942   Huntsman International LLC
                 Term B Dollar Loan,
                 6.83%, 08/16/12                             4,996,317
                                                       ---------------
                                                            12,067,699
                                                       ---------------
CHEMICALS - SPECIALTY CHEMICALS - 2.9%
   2,000,000   AGY Holding Corp.
                 First Lien Term Loan,
                 7.76%, 04/07/12                             2,017,500
               Basell BV
     250,000     Facility B4 USD, 7.73%, 08/01/13              254,345
     250,000     Facility C4 USD, 7.73%, 08/01/14              254,345
               Basell USA, Inc.
   1,250,001     Facility B2, 7.73%, 08/01/13                1,270,789
   1,250,000     Facility C2, 8.23%, 08/01/14                1,272,650
               Brenntag Holding GMBH & Co.
                 Acquisition Facility,
     589,091     7.44%, 01/17/14                               598,664
                 Facility B2 Term Loan,
   2,410,909     7.44%, 01/17/14                             2,443,456
                 Second Lien Dollar
   1,000,000     Facility, 11.43%, 06/22/15                  1,027,500
               Ineos US Finance LLC
   2,000,000     Term Loan A4, 7.34%, 12/14/12               2,003,840
   7,500,000     Term Loan B2, 7.34%, 12/14/13               7,600,050
   7,500,000     Term Loan C2, 7.34%, 12/14/14               7,631,250


 PRINCIPAL AMOUNT ($)                                        VALUE ($)
 ---------------------                                    ------------

CHEMICALS - SPECIALTY CHEMICALS (CONTINUED)
   2,500,000   ISP Chemco, Inc.
                 Term Loan, 6.94%, 02/16/13                  2,513,400
   3,924,036   Kraton Polymers Group of Cos.
                 Term Loan, 7.50%, 12/23/10                  3,958,371
   2,042,749   Nalco Co.
                 Tranche B Term Loan,
                 6.64%, 11/04/10                             2,051,411
   6,455,000   Rockwood Specialties Group, Inc.
                 Tranche E Term Loan,
                 7.13%, 07/30/12                             6,527,231
   3,000,000   Solutia, Inc.
                 New Term Loan B DIP,
                 8.72%, 03/31/07                             3,026,250
                                                       ---------------
                                                            44,451,052
                                                       ---------------
CONSUMER DURABLES - 0.5%
   4,000,000   Rexair LLC
                 Second Lien Term Loan,
                 12.76%, 06/30/11                            4,000,000
               Ruby Cone I AB
                 Facility B1 Term Loan,
   2,000,000     7.33%, 06/01/13                             2,007,500
                 Facility C1 Term Loan,
   1,633,901     7.83%, 06/01/14                             1,646,156
                                                       ---------------
                                                             7,653,656
                                                       ---------------
CONSUMER NON-DURABLES - OTHER NON-DURABLES - 5.0%
   2,405,074   American Achievement Corp.
                 Tranche B Term Loan,
                 7.56%, 09/29/12                             2,417,100
   3,000,000   Amscan Holdings
                 Term Loan B, 7.77%, 12/23/12                3,024,360
  25,989,510   DS Waters Enterprises LP
                 Term Loan, 9.49%, 11/07/09 (b)             25,835,133
  12,530,360   Eastman Kodak Co.
                 Term B-1 Advance,
                 7.32%, 10/18/12                            12,587,248
   5,635,000   Hillman Group, Inc.
                 Term Loan B, 8.37%, 03/31/11                5,687,856
               Jarden Corp.
   1,000,000     Term Loan B1, 01/24/12 (b)                  1,005,270
     955,345     Term Loan B2, 6.74%, 01/24/12                 958,230
   1,864,071   Kranson Industries, Inc.
                 Term Loan, 7.73%, 07/30/11                  1,878,052
   2,000,000   MD Beauty, Inc.
                 Second Lien Term Loan,
                 12.10%, 02/18/13                            2,010,000
   1,965,800   Polaroid Corp.
                 Term Loan, 12.13%, 04/27/11                 1,970,715
   2,935,088   Prestige Brands Holdings, Inc.
                 Tranche B Term Loan,
                 7.23%, 04/06/11                             2,963,822
   2,875,000   Revlon Consumer Products Corp.
                 Term Loan, 10.91%, 07/09/10                 2,921,719

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                                2

MAY 31, 2006                               HIGHLAND FLOATING RATE ADVANTAGE FUND

 PRINCIPAL AMOUNT ($)                                        VALUE ($)
 ---------------------                                    ------------

SENIOR LOAN NOTES (CONTINUED)
CONSUMER NON-DURABLES - OTHER NON-DURABLES
(CONTINUED)
               Solo Cup Co.
                 Second Lien Term Loan,
   1,000,000     9.66%, 03/31/12                             1,015,000
   4,857,728   Term B1 Loan, 7.53%, 02/27/11                 4,898,922
   1,977,440   Spectrum Brands
                 U. S. Dollar Term Loan B,
                 8.08%, 02/07/12                             1,995,553
               Technical Concepts, LLC
                 U. S. Dollar Term Loan A,
     937,500     8.34%, 02/15/11                               939,844
                 U. S. Dollar Term Loan B,
     860,938     8.59%, 02/15/13                               863,090
   3,000,000   VJCS Acquisition, Inc.
                 Tem Loan B, 04/25/13 (b)                    3,013,140
                                                       ---------------
                                                            75,985,054
                                                       ---------------
CONSUMER NON-DURABLES - TEXTILES - 0.1%
   2,000,000   Camelbak Products, Inc.
                 Second Lien Term Loan,
                 11.42%, 02/04/12                            1,650,000
                                                       ---------------
DIVERSIFIED MEDIA - 4.1%
   1,768,480   Adams Outdoor Advertising LP
                 Term Loan, 7.09%, 10/15/11                  1,786,165
   2,500,000   Aearo Co.
                 First Lien Term Loan B,
                 03/24/13 (b)                                2,530,475
   5,903,882   American Lawyer Media
                 Holdings, Inc.
                 First Lien Term Loan,
                 7.48%, 03/05/10                             5,913,741
   1,476,452   Day International, Inc.
                 First Lien U S Term Loan,
                 7.48%, 12/05/12                             1,494,908
   2,500,000   Deluxe Canada Holdings, Inc.
                 First Lien Tranche C Term
                 Loan, 8.73%, 01/28/11                       2,525,000
   1,963,873   Herald Media, Inc.
                 First Lien Term Loan,
                 7.85%, 07/22/11                             1,970,000
   5,500,000   HIT Entertainment PLC
                 Second Lien Term Loan,
                 10.58%, 02/26/13                            5,549,500
   3,990,000   Merrill Communications LLC
                 Combined Term Loan,
                 7.29%, 05/15/11                             4,024,314
               Metro-Goldwyn-Mayer Holdings II,
               Inc./LOC Acquisition Co.
                 Tranche A Term Loan,
   1,000,000     7.23%, 04/08/11                             1,004,820
                 Tranche B Term Loan,
  11,313,000     7.23%, 04/08/12                            11,387,527
               North American Membership
               Group, Inc.
                 First Lien Tranche B Term
     997,481     Loan, 8.23%, 05/19/11                         994,987
                 Second Lien Term Loan,
   3,000,000     12.48%, 11/18/11                            2,985,000
               Panavision, Inc.
                 First Lien Term Loan,
   2,000,000     8.18%, 03/30/11                             2,033,320


 PRINCIPAL AMOUNT ($)                                        VALUE ($)
 ---------------------                                    ------------

DIVERSIFIED MEDIA (CONTINUED)
               Panavision, Inc. (continued)
                 Second Lien Term Loan,
   3,500,000     12.13%, 03/30/12                            3,583,125
   2,500,000   PBI Media, Inc.
                 Second Lien Term Loan,
                 11.13%, 09/30/13                            2,487,500
   6,406,091   Six Flags Theme Parks, Inc.
                 Tranche B Term Loan,
                 7.32%, 06/30/09                             6,464,130
   3,754,023   VISANT Corp.
                 Tranche C Term Loan,
                 7.07%, 10/04/11                             3,794,304
   2,900,912   Warner Music Group
                 Term Loan, 7.14%, 02/28/11                  2,919,274
                                                       ---------------
                                                            63,448,090
                                                       ---------------
ENERGY - EXPLORATION & PRODUCTION - 1.9%
   9,900,000   ATP Oil & Gas Corp.
                 Term Loan, 10.56%, 04/14/10                10,172,250
   4,477,500   Cheniere LNG Holdings LLC
                 Term Loan, 7.73%, 08/31/12                  4,525,096
               Targa Resources, Inc.
                 Asset Bridge Term Loan,
   2,000,000     7.48%, 10/31/07                             2,004,160
                 Synthetic Term Loan,
   1,161,290     7.23%, 10/31/12                             1,175,806
   4,814,516     Term Loan, 7.33%, 10/31/12                  4,856,643
   6,000,000   TARH E&P Holdings, LP
                 Second Lien Term Loan,
                 10.63%, 11/15/10                            6,045,000
                                                       ---------------
                                                            28,778,955
                                                       ---------------
ENERGY - OTHER ENERGY - 1.7%
   2,481,250   Carrizo Oil & Gas, Inc.
                 Second Lien Term Loan,
                 10.98%, 07/21/10                            2,546,383
               Coffeyville Resources LLC
                 First Lien Tranche B Term
     595,511     Loan, 7.50%, 06/24/12                         599,978
                 Funded Letter of Credit,
     400,000     4.90%, 06/24/11                               403,500
                 Second Lien Term Loan,
   7,500,000     11.75%, 06/24/13                            7,706,250
   8,000,000   Helix Energy Solutions
                 Term Loan, 05/05/13 (b)                     8,028,800
   2,000,000   MarkWest Energy Operating, LLC
                 Term Loan, 7.34%, 12/29/10                  2,003,760
   3,000,000   MEG Energy Corp.
                 Initial Term Loan,
                 04/03/13                                    3,024,360
   1,650,047   SemCrude LP
                 U S Term Loan, 7.22%, 03/16/11              1,653,149
                                                       ---------------
                                                            25,966,180
                                                       ---------------
ENERGY - REFINING - 0.5%
   4,000,000   Hawkeye Renewables, LLC
                 Term Loan, 7.84%, 01/31/12                  3,996,240
     688,889     OPTI Canada, Inc.
                 Term Loan, 6.83%, 05/17/13 (d)                689,750

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                                3

MAY 31, 2006                               HIGHLAND FLOATING RATE ADVANTAGE FUND

 PRINCIPAL AMOUNT ($)                                        VALUE ($)
 ---------------------                                    ------------

SENIOR LOAN NOTES (CONTINUED)
ENERGY - REFINING (CONTINUED)
   3,000,000   Resolute Aneth, LLC
                 Second Lien Tern Loan,
                 10.15%, 04/13/12                            3,022,500
                                                       ---------------
                                                             7,708,490
                                                       ---------------
ENERGY - SERVICE & EQUIPMENT - 0.7%
   2,985,000   Complete Production Services
                 Term B Facility,
                 7.66%, 09/12/12                             3,012,044
     325,216     Dresser, Inc.
                 Term Loan C, 7.60%,
                 04/10/09                                      330,094
   5,985,000   Petroleum Geo-Services
                 ASA/PGS Finance, Inc.
                 Term Loan, 7.48%, 12/16/12                  6,029,888
   1,250,000   Vetco International Holdings,
                 Inc. (DE) Second Lien Term D Loan,
                 9.70%, 01/12/14                             1,277,088
                                                       ---------------
                                                            10,649,114
                                                       ---------------
FINANCIAL - 2.3%
               American Wholesale Insurance Group, Inc.
                 First Lien Term Loan A,
     995,000     8.50%, 10/27/11                               998,731
                 Second Lien Term Loan B,
   2,000,000     12.75%, 04/27/12                            2,005,000
   2,925,000   Arias Acquisitions, Inc.
                 Term Loan, 8.73%, 07/26/11                  2,903,063
               Checksmart Financial Co.
                 First Lien Tranche B Term
   2,000,000     Loan, 7.81%, 05/01/12                       2,011,240
                 Second Lien Term Loan,
   2,500,000     05/01/13 (b)                                2,543,750
   4,326,562   Conseco, Inc.
                 Term Loan, 6.65%, 06/22/10                  4,345,512
   4,895,833   Crump Group, Inc.
                 Tranche B Term Loan,
                 8.11%, 12/19/12                             4,901,953
   4,378,947   Flatiron Re Ltd.
                 Closing Date Term Loan,
                 9.28%, 12/20/10                             4,368,000
   3,000,000   IPayment, Inc.
                 Term Facility, 7.34%,
                 05/10/13                                    3,015,000
   1,995,000   LPL Holdings, Inc.
                 Tranche B Term Loan,
                 8.20%, 06/28/13                             2,017,444
   1,901,334   Mitchell International, Inc.
                 Term Loan, 6.98%, 08/15/11                  1,919,168
   3,000,000   NASDAQ Stock Market, Inc.
                 Term Loan B, 04/18/12 (b)                   3,001,860
     858,981     Outsourcing Solutions, Inc.
                 Term Loan, 9.59%, 09/30/10                    861,129
                                                       ---------------
                                                            34,891,850
                                                       ---------------
FOOD AND DRUG - 1.9%
   1,461,957   Bi-Lo LLC
                 Term Loan, 9.13%, 07/01/11                  1,479,544


 PRINCIPAL AMOUNT ($)                                        VALUE ($)
 ---------------------                                    ------------
FOOD AND DRUG (CONTINUED)
   3,000,000   CTI Food Holdings Co. LLC
                 Second Lien Secured Term
                 Loan, 11.05%, 06/02/12                      3,052,500
   3,185,297   Duloxetine Royalty Sub
                 Term Loan, 9.58%, 10/18/13                  3,233,076
   9,177,609   Jean Coutu Group, Inc.
                 Term Loan B, 7.63%, 07/30/11                9,238,732
   1,962,538   Leiner Health Products Group, Inc.
                 Tranche B Term Loan,
                 8.61%, 05/27/11                             1,984,616
   4,563,758   Michael Foods, Inc.
                 Term Loan B-1, 6.70%,
                 11/21/10                                    4,607,113
   1,000,000   Nash Finch Co.
                 Initial Term Loan,
                 7.25%, 11/12/10                             1,007,500
   3,831,127   Nellson Nutraceutical, Inc.
                 First Lien Term Loan,
                 12.00%, 10/04/09                            3,562,948
   1,500,000   Supervalu, Inc.
                 Term Loan B, 06/02/12 (b)                   1,502,820
                                                       ---------------
                                                            29,668,849
                                                       ---------------
FOOD/TOBACCO - BEVERAGES & BOTTLING - 0.6%
     845,449   AFC Enterprises, Inc.
                 Tranche B Term Loan,
                 7.25%, 05/09/11                               852,847
     953,333   Commonwealth Brands, Inc.
                 Term Loan, 7.44%, 12/22/12                    960,369
   3,750,000   National Distributing Co., Inc.
                 Second Lien Term Loan,
                 11.60%, 06/01/10                            3,759,375
   2,000,000   Nutro Products, Inc.
                 Term Facility, 04/26/13 (b)                 2,010,000
   1,235,294   Sunny Delight Beverages Co.
                 First Lien Term Loan,
                 10.04%, 08/20/10                            1,230,662
                                                       ---------------
                                                             8,813,253
                                                       ---------------
FOOD/TOBACCO - FOOD/TOBACCO PRODUCERS - 1.8%
   3,607,787   Chiquita Brands, LLC
                 Term C Loan, 7.10%, 06/28/12                3,635,603
               Dole Food Co., Inc.
                 Credit Linked Deposit,
      93,023     4.92%, 04/12/13                                92,588
                 Tranche B Term Loan,
     209,302     6.83%, 04/12/13                               208,256
                 Tranche C Term Loan,
     697,674     6.73%, 04/04/13                               694,409
               Gate Gourmet Borrower LLC
                 First Lien Letter of
     333,311     Credit, 7.73%, 12/31/10                       336,644
                 Dollar Term Loan First
   2,666,689     Lien, 7.64%, 03/09/12                       2,693,356
               Krispy Kreme Doughnuts, Inc.
                 Second Lien Tranche A
                 Credit Link Deposit,
     800,000     5.03%, 04/01/10                               828,000
                 Second Lien Tranche B
                 Term Loan, 12.38%,
   3,168,000     04/01/10                                    3,278,880

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                                4

MAY 31, 2006                               HIGHLAND FLOATING RATE ADVANTAGE FUND

 PRINCIPAL AMOUNT ($)                                        VALUE ($)
 ---------------------                                    ------------

SENIOR LOAN NOTES (CONTINUED)
FOOD/TOBACCO - FOOD/TOBACCO PRODUCERS (CONTINUED)
   9,962,094   Merisant Co.
                 Tranche B Term Loan,
                 9.38%, 01/11/10                             9,638,326
   3,947,143   Michelina's
                 Term Loan, 7.96%, 04/02/11                  4,001,416
   2,771,870   Pinnacle Foods Holding Corp.
                 Term Loan, 8.24%, 11/25/10                  2,792,354
                                                       ---------------
                                                            28,199,832
                                                       ---------------
FOOD/TOBACCO - RESTAURANTS - 1.0%
               Buffets, Inc.
                 Synthetic Letters of
     500,000     Credit, 4.43%, 06/28/09                       503,750
   3,659,690     Term Loan, 8.20%, 06/28/09                  3,687,137
   2,641,667   Caribbean Restaurant LLC
                 Tranche B Term Loan,
                 7.83%, 06/30/09                             2,669,193
   3,990,000   El Pollo Loco, Inc.
                 Term Loan, 8.22%, 11/18/11                  4,006,199
   1,490,625   Garden Fresh Restaurant Corp.
                 First Lien Term Loan B,
                 8.23%, 06/22/11                             1,494,352
   1,000,000   New World Restaurant Group, Inc.
                 First Lien Term Loan,
                 7.98%, 03/31/11                             1,007,500
   1,500,000   NPC International, Inc.
                 Term Loan, 05/03/13 (b)                     1,500,000
                                                       ---------------
                                                            14,868,131
                                                       ---------------
FOREST PRODUCTS - PACKAGING - 4.4%
   2,977,500   Berry Plastics Corp.
                 Term Loan, 6.84%, 12/02/11                  2,993,876
   2,860,443   Consolidated Container Co. LLC
                 Term Loan, 8.37%, 12/15/08                  2,874,745
               Georgia-Pacific Corp.
                 First Lien Term B,
  27,431,250     6.88%, 02/14/13                            27,509,703
                 Second Lien Term Loan,
  20,000,000     7.98%, 02/14/14                            20,302,200
  11,350,062   Graham Packaging Co.
                 Term Loan B, 7.11%, 10/07/11 (b)           11,443,700
   2,000,000   JSG Acquisitions (Smurfit Kappa)
                 B1 Term Loan Facility,
                 7.90%, 12/01/13                             2,031,240
                                                       ---------------
                                                            67,155,464
                                                       ---------------
FOREST PRODUCTS - PAPER - 0.6%
   2,941,810   Appleton Papers, Inc.
                 Term Loan, 7.31%, 06/11/10                  2,958,343
   3,495,833   Graphic Packaging
                 International, Inc.
                 Tranche C Term Loan,
                 7.50%, 08/09/10                             3,535,895

 PRINCIPAL AMOUNT ($)                                        VALUE ($)
 ---------------------                                    ------------

FOREST PRODUCTS (CONTINUED)
   2,568,211   NewPage Corp.
                 Term Loan, 7.96%, 05/02/11                  2,587,473
                                                       ---------------
                                                             9,081,711
                                                       ---------------
GAMING/LEISURE - GAMING - 4.7%
   2,978,625   CCM Merger, Inc./MotorCity Casino
                 Term Loan B, 7.00%, 04/25/12                2,987,561
   2,500,000   Century California
                 Subsidiary, Inc.
                 Term Loan B, 6.70%,
                 03/01/13                                    2,512,500
   3,199,063   Global Cash Access LLC
                 Term Loan B, 6.84%,
                 03/10/10                                    3,215,058
   3,920,375   Green Valley Ranch Gaming LLC
                 Term Loan, 6.98%, 12/22/10                  3,947,347
   1,500,000   London Arena & Waterfront
               Finance LLC
                 Tranche A Term Loan,
                 8.38%, 03/08/12                             1,520,640
  13,943,249   OpBiz LLC
                 Term Loan A, 7.99%, 08/31/10               13,559,809
   1,990,000   Penn National Gaming, Inc.
                 Term Loan B, 6.90%, 10/03/12                2,006,159
               Resorts International Holdings Ltd.
                 Second Lien Term Loan,
  16,102,206     12.48%, 04/26/13                           16,665,784
                 Term Loan B, 8.98%,
  12,626,094     04/26/12                                   12,783,921
               VML US Finance, LLC
                 Delayed Draw Term B Loan,
   2,000,000     02/01/12 (b)                                2,000,840
   6,000,000     Term Loan B, 02/01/13 (b)                   6,050,040
   4,000,000   Wynn Las Vegas LLC
                 Term Loan, 7.24%, 12/14/11                  4,027,520
                                                       ---------------
                                                            71,277,179
                                                       ---------------
GAMING/LEISURE - OTHER LEISURE - 2.2%
   3,170,097   AMF Bowling Worldwide, Inc.
                 Term Loan B, 8.23%, 08/27/09                3,199,832
   2,325,000   BRE/ESA Mezz5 LLC
                 Mezzanine D Loan,
                 8.33%, 07/11/08                             2,330,812
  12,675,000   BRE/Homestead MEZZ 4 LLC
                 Mezzanine D Loan,
                 8.33%, 07/11/08                            12,706,687
               Fontainebleu Florida Hotel LLC
                 Tranche A Term Loan,
   3,000,000     7.92%, 05/11/08                             3,000,000
                 Tranche B Term Loan,
   2,000,000     7.92%, 05/11/08                             2,000,000
   4,475,006   Kuilima Resort Co.
                 First Lien Term Loan,
                 7.84%, 09/30/10                             4,497,381
   2,200,063   Oak Hill Capital Partners
                 Mezzanine Loan,
                 9.90%, 02/09/07                             2,200,063
   2,000,000   Southwest Sports Group LLC
                 Term Loan, 7.44%, 12/22/10                  2,025,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                                5

MAY 31, 2006                               HIGHLAND FLOATING RATE ADVANTAGE FUND

 PRINCIPAL AMOUNT ($)                                        VALUE ($)
 ---------------------                                    ------------

SENIOR LOAN NOTES (CONTINUED)

GAMING/LEISURE - OTHER LEISURE (CONTINUED)
   2,236,875   Trump Entertainment Resorts, Inc.
                 Term Loan B-1, 7.17%, 05/20/12              2,257,857
                                                       ---------------
                                                            34,217,632
                                                       ---------------
HEALTHCARE - ACUTE CARE - 0.9%
   4,256,570   Alliance Imaging, Inc.
                 Tranche C1 Term Loan,
                 7.61%, 12/29/11                             4,282,279
   2,000,000   Ameripath, Inc.
                 Tranche B Term Loan,
                 7.04%, 10/31/12                             2,007,200
   1,995,000   Capella Healthcare, Inc.
                 First Lien Term Loan,
                 7.82%, 11/30/12                             2,014,950
               Cornerstone Healthcare Group
               Holding, Inc.
                 Senior Subordinated
                 Unsecured Notes,
   1,014,290     14.00%, 07/15/12 (c)                          811,432
   1,908,475     Term Loan, 9.16%, 07/15/11                  1,896,547
   2,874,995   DaVita, Inc.
                 Tranche B Term Loan,
                 7.05%, 10/05/12                             2,876,979
                                                       ---------------
                                                            13,889,387
                                                       ---------------
HEALTHCARE - ALTERNATE SITE SERVICES - 1.6%
   1,442,482   American HomePatient, Inc.
                 Secured Promissory Note,
                 6.79%, 08/01/09 (c)                         1,442,482
   2,031,640   American Medical Response, Inc.
                 Term Loan, 7.25%, 02/10/12                  2,043,708
   2,000,000   CRC Health Corp.
                 New Term Loan, 7.23%, 02/06/13              2,016,240
               FHC Health Systems, Inc.
                 Third Lien Additional Term
   1,500,000     Loan, 13.82%, 02/09/11                      1,530,000
                 Third Lien Term Loan,
   5,000,000     13.82%, 01/14/11                            5,100,000
     986,486   Gentiva Health Services, Inc.
                 Term Loan, 7.28%, 03/31/13                    992,248
   4,477,500   Renal Advantage, Inc.
                 Tranche B Term Loan,
                 7.42%, 10/06/12                             4,505,484
               Rural/Metro Operating Co. LLC
                 Letter of Credit Term
     720,588     Loan, 4.71%, 03/04/11                         725,993
   2,202,941     Term Loan, 7.49%, 03/04/11                  2,219,463
   1,985,000   Skilled Healthcare LLC
                 First Lien Term Loan,
                 7.78%, 06/15/12                             2,010,646
   2,452,571   Youth & Family Centered
                 Services, Inc.
                 Term Loan B, 8.70%, 05/28/11                2,446,440
                                                       ---------------
                                                            25,032,704
                                                       ---------------


 PRINCIPAL AMOUNT ($)                                        VALUE ($)
 ---------------------                                    ------------

HEALTHCARE - MEDICAL PRODUCTS - 3.6%
   1,900,000   Bradley Pharmaceuticals, Inc.
                 Term Loan, 9.18%, 11/14/10                  1,921,375
               Carl Zeiss TopCo GmbH/US Newco
                 Term B U S Dollar Loan,
     375,000     7.86%, 05/04/13                               376,406
                 Term C U S Dollar Loan,
   1,375,000     8.36%, 05/04/14                             1,385,313
               CCS Medical, Inc.
                 First Lien Term Loan,
   2,491,250     8.23%, 09/30/12                             2,426,876
                 Second Lien Term Loan,
     250,000     12.98%, 03/30/13                              233,125
   2,000,000   CompBenefits Corp.
                 Tranche B Term Loan,
                 8.13%, 04/12/12                             2,007,500
   1,125,932   Encore Medical IHC, Inc.
                 Term Loan, 8.20%, 10/04/10                  1,133,679
               Golden Gate National Senior Care LLC
                 First Lien Term Loan,
   5,000,000     7.96%, 03/14/11                             5,056,250
                 Second Lien Term Loan,
   1,000,000     12.96%, 09/14/11                            1,020,000
   3,500,000   Hanger Orthopedic Group, Inc.
                 Tranche B Term Loan,
                 05/26/13 (b)                                3,510,955
      15,500   HealthSouth Corp.
                 Term Loan B, 8.15%, 03/10/13 (b)           15,552,700
   2,000,000   MMM Holding, Inc./NAMM
                 Holdings, Inc.
                 Term Loan, 7.23%, 08/22/11                  2,010,693
   6,500,000   National Renal Institutes, Inc.
                 Term Facility, 7.45%, 03/31/13              6,528,470
   2,475,000   Reliant Pharmaceuticals, Inc.
                 First Lien Term Loan,
                 14.55%, 06/30/08                            2,499,750
   2,000,000   Triumph Healthcare Second
                 Holdings, LLC
                 Second Lien Term Loan,
                 13.60%, 08/31/12                            2,015,000
               Warner Chilcott Co., Inc.
                 Dovobet Delayed Draw Term Loan,
     100,057     7.63%, 01/18/12                               100,713
                 Dovonex Delayed Draw Term Loan,
     500,212     7.52%, 01/18/12                               503,493
                 Tranche B Acquisition Date
   4,673,618     Term Loan, 7.62%, 01/18/12                  4,690,630
   1,883,240   Warner Chilcott Corp.
                 Tranche C Acquisition Date
                 Term Loan, 7.61%, 01/18/12                  1,897,967
     870,004   Warner Chilcott Holdings Co. III, Ltd.
                 Tranche D Acquisition Date
                 Term Loan, 7.61%, 01/18/12                    876,807
                                                       ---------------
                                                            55,747,702
                                                       ---------------
HOUSING - BUILDING MATERIALS - 2.3%
   8,742,450   Atrium Cos., Inc.
                 Term Loan, 8.32%, 12/28/11                  8,750,668
   1,000,000   Contech Construction Products
                 New Term Loan,
                 7.00%, 01/31/13                             1,005,620

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                                6

MAY 31, 2006                               HIGHLAND FLOATING RATE ADVANTAGE FUND

 PRINCIPAL AMOUNT ($)                                        VALUE ($)
 ---------------------                                    ------------

SENIOR LOAN NOTES (CONTINUED)

HOUSING - BUILDING MATERIALS (CONTINUED)
   1,893,064   Custom Building Products, Inc.
                 First Lien Term Loan,
                 7.21%, 10/20/11                             1,913,566
   2,973,070   Lake at Las Vegas Joint Venture
                 First Lien Term Loan,
                 7.91%, 11/01/09                             2,989,184
   2,000,000   NCI Building Systems, Inc.
                 Tranche B Term Loan,
                 06/18/10 (b)                                2,009,380
     982,500   Nortek Holdings, Inc.
                 Term Loan, 6.69%, 08/27/11                    989,378
               PGT Industries, Inc.
                 First Lien Tranche A-2
     997,500     Term Loan, 8.13%, 02/14/12                  1,007,475
                 Second Lien Term Loan,
   1,000,000     12.13%, 08/14/12                            1,020,000
   2,487,500   Pivotal Group Promotory
                 First Lien Term Loan,
                 7.84%, 08/31/10                             2,484,390
               Ply Gem Industries, Inc.
                 Canadian Term Loan,
     312,500     7.19%, 08/15/11                               314,063
                 U S Term Loan,
   4,687,500     7.21%, 08/15/11                             4,710,938
   2,867,308   Propex Fabrics, Inc.
                 Term Loan, 7.34%, 07/31/12                  2,881,644
     977,500   St. Mary's Cement, Inc.
                 Tranche B Term Loan,
                 6.98%, 12/04/09                               992,768
   2,000,000   Standard Pacific Corp.
                 Term Loan B, 6.67%,
                 05/05/13                                    1,998,760
   1,482,100   Stile Acquisition Corp.
                 Canadian Term Loan,
                 7.11%, 04/06/13                             1,475,608
     492,938   Stile U.S. Acquisition Corp.
                 U S Term Loan,
                 7.11%, 04/06/13                               490,444
                                                       ---------------
                                                            35,033,886
                                                       ---------------
HOUSING - REAL ESTATE DEVELOPMENT - 4.7%
   2,500,000   BioMed Realty LP
                 Senior Secured Term Loan,
                 7.27%, 05/31/10                             2,506,250
   2,628,367   CB Richard Ellis Services, Inc.
                 Term Loan, 6.81%, 03/31/10                  2,639,879
               Edge Star Partners LLC
                 First Lien Term Loan,
  10,000,000     8.44%, 11/18/06                            10,050,000
                 Second Lien Term Loan,
   6,000,000     14.69%, 11/18/06                            6,060,000
   2,143,382   Giraffe Intermediate, LLC
                 Mezzanine Note A-1,
                 6.66%, 08/09/07                             2,143,382
   3,990,000   LBREP/L-Suncal Master I LLC
                 First Lien, 8.25%, 01/18/10                 3,997,501
   2,201,118   Lion Gables Realty LP
                 Term Loan, 6.84%, 09/30/06                  2,208,976
               LNR Property Corp.
                 Tranche A Term Loan,
     127,800     8.08%, 02/03/08                               128,812
                 Tranche B Term Loan,
   9,706,995     7.84%, 02/03/08                             9,741,164

 PRINCIPAL AMOUNT ($)                                        VALUE ($)
 ---------------------                                    ------------

HOUSING - REAL ESTATE DEVELOPMENT (CONTINUED)
               Morningside Assisted Living
                 Mezzanine Loan,
   1,998,056     12.19%, 10/12/08                            1,998,055
                 Senior Mortgage Loan,
   1,498,542     7.94%, 10/12/08                             1,498,541
     606,618   MPO Intermediate LLC
                 Mezzanine Note A-1,
                 6.66%, 08/09/07                               606,617
   2,500,000   November 2005 Land Investors LLC
                 First Lien Term Loan,
                 05/09/11 (b)                                2,515,625
   2,977,500   Palmdale Hills Property LLC
                 First Lien Term Loan,
                 8.26%, 05/19/10                             2,977,500
               Spanish Peaks Holdings LLC
                 Tranche A Credit-Linked
     751,997     Deposit, 4.88%, 08/10/11                      759,517
                 Tranche B Term Loan,
   1,682,639     7.79%, 08/10/11                             1,693,156
               Tamarack Resort LLC
                 Tranche A Credit-Linked
   1,400,000     Deposit, 05/19/11 (b)                       1,405,250
                 Tranche B Term Loan,
   2,100,000     05/19/11 (b)                                2,110,500
   5,500,000   TE/TOUSA Mezzanine LLC
                 Senior Mezzanine Loan,
                 10.25%, 08/01/09                            5,513,750
   2,000,000   Trustreet Properties, Inc.
                 Term Loan, 7.02%, 04/08/10                  2,015,000
   4,000,000   Weststate Land Partners LLC
                 First Lien Term Loan,
                 8.27%, 05/01/07                             4,030,000
   5,000,000   Woodlands Commercial Property Co.
                 Bridge Loan, 7.74%, 02/28/08                5,037,500
     955,200   Yellowstone Mountain Club, LLC
                 Loan, 7.47%, 09/30/10                         957,741
                                                       ---------------
                                                            72,594,716
                                                       ---------------
INFORMATION TECHNOLOGY - 4.6%
   2,000,000   Billing Services Group North
                 America, Inc.
                 U S Term Loan,
                 7.63%, 05/05/12                             2,010,000
   2,000,000   ClientLogic Corp.
                 Second Lien Term Loan,
                 13.95%, 09/03/12                            2,010,000
   6,000,000   Comsys Information Services
                 Second Lien Term Loan,
                 12.55%, 10/31/10                            6,015,000
   2,000,000   Corel Corp.
                 First Lien Term Loan,
                 8.29%, 02/16/10                             2,005,000
               Data Transmissions Network Corp.
                 First Lien Tranche B Term Loan,
   1,000,000     8.06%, 03/10/13                             1,013,750
                 Second Lien Term Loan,
   3,000,000     13.08%, 08/15/13                            2,985,000
   1,000,000   Deltek Systems, Inc.
                 Term Loan, 7.28%, 04/22/11                  1,007,500
   4,000,000   GEAC (US) Holdings
                 Tranche A-2 Term Loan,
                 7.63%, 03/14/11                             3,997,500

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                                7

MAY 31, 2006                               HIGHLAND FLOATING RATE ADVANTAGE FUND

 PRINCIPAL AMOUNT ($)                                        VALUE ($)
 ---------------------                                    ------------

SENIOR LOAN NOTES (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

               GXS Corp.
                 First Lien Term Loan,
   2,000,000     9.94%, 06/20/11                             1,960,000
                 Second Lien Term Loan,
   2,000,000     14.51%, 12/20/11                            2,010,000
               Infor Global Solutions
               European Finance S.A.R.L.
                 First Lien Delayed Draw Term
     727,273     Loan, 7.80%, 06/30/06                         728,182
                 First Lien LUX Term Loan,
   4,851,003     7.80%, 04/18/11 (b)                         4,852,262
                 Second Lien LUX Term Loan,
   2,289,474     12.30%, 04/18/12 (b) (c)                    2,308,520
     408,873   Infor Global Solutions US
               (Magellan Holdings)
                 First Lien Delayed Draw Term
                 Loan, 06/30/06 (b)                            409,385
   4,375,258   IPC Acquisition Corp.
                 First Lien Tranche B Term Loan,
                 7.59%, 08/05/11                             4,419,929
               Magellan Holdings, Inc.
                 First Lien U S Term Loan,
   2,223,377     7.80%, 04/18/11 (b)                         2,221,064
                 Second Lien U S Term Loan,
   2,909,091     12.30%, 04/18/12 (b)                        2,930,909
   6,408,984   ON Semiconductor Corp.
                 Term Loan H, 7.23%, 12/15/11                6,476,086
   3,097,701   Per-Se Technologies, Inc.
                 Term Loan, 7.23%, 01/06/13                  3,132,550
  12,406,250   SunGard Data Systems, Inc.
                 U S Term Loan, 7.66%, 02/11/13             12,508,105
   2,250,000   Transfirst Holdings, Inc.
                 Second Lien Term Loan,
                 12.50%, 03/31/11                            2,283,750
   2,541,573   UGS Corp.
                 Replacement Term Loan,
                 7.09%, 05/27/11                             2,559,567
                                                       ---------------
                                                            69,844,059
                                                       ---------------
MANUFACTURING - 1.9%
   1,440,156   AIRXCEL, Inc.
                 First Lien Term Loan,
                 8.13%, 08/31/12                             1,458,158
   1,888,889   CI Acquisition, Inc.
                 Term Loan B, 6.63%, 10/17/12                1,903,056
   1,498,487   Coinmach Corp.
                 Tranche B-1 Term Loan,
                 7.66%, 12/16/12                             1,516,918
   1,500,000   Dundee Holdco Ltd.
                 U S Term Loan B1,
                 7.83%, 02/17/14                             1,503,750
     828,947   Euramax International Holdings B.V.
                 Second Lien European Term Loan,
                 12.00%, 06/29/13                              815,477
               Euramax International, Inc.
                 First Lien Domestic Term
   3,112,360     Loan, 7.69%, 06/29/12                       3,141,554
                 Second Lien Domestic Term Loan,
   1,671,053     12.00%, 06/29/13                            1,696,118
   8,959,987   Mueller Group LLC
                 Term Loan, 7.29%, 10/03/12                  9,045,107

 PRINCIPAL AMOUNT ($)                                        VALUE ($)
 ---------------------                                    ------------

MANUFACTURING (CONTINUED)
   1,773,784   Polypore, Inc.
                 U S Term Loan, 7.98%, 11/12/11              1,793,012
   3,000,000   Sensata Technology BV/Sensata
                 Technology Finance Co.
                 U S Term Loan, 6.86%, 04/27/13              2,999,850
               Terex Corp.
                 Incremental Term Loan,
     353,580     7.76%, 12/31/09                               358,884
   3,517,409     Term Loan, 7.26%, 07/03/09                  3,565,774
                                                       ---------------
                                                            29,797,658
                                                       ---------------
METALS/MINERALS - OTHER METALS/MINERALS - 1.6%
   2,493,750   Alpha Natural Resources LLC
                 Tranche B Term Loan,
                 6.83%, 10/26/12                             2,503,102
   2,500,000   James River Coal Co.
                 Credit Linked Certificate of
                 Deposit, 7.83%, 11/30/11                    2,509,375
   5,000,000   Kaiser Aluminum Corp.
                 Second Lien Term Loan,
                 04/24/11 (b)                                5,025,000
   9,156,705   Murray Energy Corp.
                 Tranche B Term Loan,
                 8.09%, 01/28/10                             9,339,840
   1,670,000   Neo Material Technologies, Inc.
                 Term Loan, 8.50%, 08/31/09                  1,674,175
   3,000,000   Universal Buildings Product
                 Term Loan, 8.44%, 04/28/12                  3,041,250
                                                       ---------------
                                                            24,092,742
                                                       ---------------
METALS/MINERALS - STEEL - 0.2%
   2,529,000   Techs Industries, Inc. (The)
                 Term Loan, 7.98%, 01/14/10                  2,516,355
                                                       ---------------
RETAIL - 8.4%
               Blockbuster Entertainment Corp.
                 Tranche A Term Loan,
   2,150,516     8.88%, 08/20/09                             2,151,118
                 Tranche B Term Loan,
  41,273,862      8.72%, 08/20/11 (b)                       41,406,764
   7,481,250   Burlington Coat Factory
               Warehouse Corp.
                 Term Loan, 7.53%, 05/28/13                  7,432,472
   2,962,500   Dollarama Group LP
                 Term Loan B, 7.13%, 11/18/11                2,962,500
   2,500,000   Eddie Bauer, Inc.
                 Term Loan, 06/21/11 (b)                     2,498,825
   2,563,225   Harbor Freight Tools USA
                 Term Loan, 6.92%, 07/15/10                  2,572,837
  26,615,034   Home Interiors & Gifts, Inc.
                 Initial Term Loan,
                 10.36%, 03/31/11                           24,585,638
     898,221   MAPCO Express, Inc./MAPCO
               Family Centers, Inc.
                 Term Loan, 7.69%, 04/28/11                    903,269
               Movie Gallery, Inc.
   1,416,249     Term Loan A, 9.98%, 04/27/11                1,374,115
  31,022,630     Term Loan B, 10.23%, 04/27/11 (b)          29,975,616

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                                8

MAY 31, 2006                               HIGHLAND FLOATING RATE ADVANTAGE FUND

 PRINCIPAL AMOUNT ($)                                        VALUE ($)
 ---------------------                                    ------------

SENIOR LOAN NOTES (CONTINUED)

RETAIL (CONTINUED)
   8,781,646   Neiman Marcus Group, Inc. (The)
                 Term Loan, 7.34%, 04/06/13                  8,874,555
   4,000,000   Oriental Trading Co., Inc.
                 Second Lien Term Loan,
                 9.75%, 01/08/11                             4,050,000
                                                       ---------------
                                                           128,787,709
                                                       ---------------
SERVICE - ENVIRONMENTAL SERVICES - 1.0%
               Allied Waste North America, Inc.
   8,022,153     Term Loan, 6.71%, 01/15/12 (b)              8,029,051
   2,338,185     Tranche A Credit Linked Deposit,
                 6.84%, 01/15/12 (b)                         2,340,757
   3,361,550   Audio Visual Services Corp.
                 Term Loan, 7.48%, 05/18/11                  3,395,166
   1,636,364   Envirocare of Utah LLC
                 Term Loan, 7.85%, 04/13/10                  1,655,803
                                                       ---------------
                                                            15,420,777
                                                       ---------------
SERVICE - OTHER SERVICES - 1.7%
   4,000,000   Brickman Group Holdings, Inc.
                 Term Loan, 10.52%, 11/15/09                 3,990,000
   4,000,000   Education Management LLC
                 Tranche B Term Loan,
                 06/01/13 (b)                                4,017,520
   1,297,872   Headwaters, Inc.
                 First Lien Term Loan B-1,
                 7.08%, 04/30/11                             1,301,921
               NES Rentals Holdings, Inc.
                 First Lien Term Loan,
   1,076,667     7.02%, 08/17/09                             1,080,704
                 Second Lien Term Loan,
   2,958,637     11.12%, 08/17/10                            2,982,661
   3,000,000   Penhall International Corp.
                 Second Lien Term Loan,
                 11.83%, 11/01/10                            3,037,500
               United Rentals, Inc.
                 Initial Term Loan,
   5,578,130     7.10%, 02/14/11                             5,615,950
                 Tranche B Credit Linked
   3,229,596     Deposit, 4.61%, 02/14/11                    3,261,892
                                                       ---------------
                                                            25,288,148
                                                       ---------------
TELECOMMUNICATIONS - 4.2%
   1,000,000   Gabriel Communications Finance Co.
                 Term B Facility, 05/12/12 (b)               1,016,250
   1,500,000   Maritime Telecommunications
                 Network, Inc.
                 First Lien Term Loan,
                 7.83%, 04/07/11                             1,507,500
               Millennium Digital Media Systems LLC
                 Facility A Revolver,
   3,511,728     10.20%, 10/31/08                            3,529,287
                 Facility B Term Loan,
  27,776,187     10.21%, 10/31/08                           28,192,830
                 Facility C Term Loan,
   3,563,040     10.09%, 10/31/08                            3,616,485

 PRINCIPAL AMOUNT ($)                                        VALUE ($)
 ---------------------                                    ------------

TELECOMMUNICATIONS (CONTINUED)
   3,000,000   Nortel Communications
                 Term Loan A Bridge, 02/15/07 (b)            3,005,640
               NTELOS, Inc.
                 First Lien Term B Advance,
   1,239,325     7.35%, 08/24/11                             1,245,522
                 Second Lien Term Loan,
   1,500,000     10.00%, 02/24/12                            1,523,430
   9,882,348   PanAmSat Corp.
                 Tranche B-1 Term Loan,
                 6.90%, 08/20/11                             9,957,850
   1,500,000   RCN Corp.
                 Term Loan, 05/30/13 (b)                     1,504,680
               Sorenson Communications, Inc.
                 First Lien Term Loan B,
   3,881,481     8.08%, 11/15/12                             3,914,241
                 Second Lien Term Loan,
   1,000,000     11.91%, 05/15/12                            1,023,340
   3,750,000   Stratos Global Corp./Stratos Funding LP
                 Term B Facility,
                 7.73%, 02/13/12                             3,790,613
                                                       ---------------
                                                            63,827,668
                                                       ---------------
TELECOMMUNICATIONS - CLEC - 0.5%
   7,875,000   Consolidated Communications, Inc.
                 Term Loan D, 6.78%, 10/14/11                7,958,711
                                                       ---------------
TELECOMMUNICATIONS - DATA/INTERNET - 0.1%
   2,000,000   Pine Tree Holdings/Country
                 Road Communications, Inc.
                 Second Lien Tranche B Term
                 Loan, 12.55%, 07/15/13                      2,030,000
                                                       ---------------
TELECOMMUNICATIONS - FIBER/LONG DISTANCE - 1.5%
   5,000,000   FairPoint Communications, Inc.
                 Replacement B Term Loan,
                 6.75%, 02/08/12                             5,003,100
   1,000,000   Hawaiian Telcom Communications
                 Tranche B Term Loan,
                 7.23%, 10/31/12                             1,006,250
               Qwest Corp.
                 Tranche A Term Loan,
   4,000,000     9.83%, 06/30/07                             4,078,880
                 Tranche B Term Loan,
   4,000,000     6.95%, 06/30/10 (c)                         4,029,600
               WestCom Corp.
                 Second Lien Term Facility,
   6,000,000     11.79%, 06/17/11                            6,083,280
                 Tranche B Term Loan,
   2,114,258     7.54%, 12/17/10                             2,126,140
                                                       ---------------
                                                            22,327,250
                                                       ---------------
TRANSPORTATION - AUTO - 5.0%
               Carey International, Inc.
                 Second Lien Term Loan,
   3,891,897     15.27%, 05/10/12                            3,546,491

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                                9

MAY 31, 2006                               HIGHLAND FLOATING RATE ADVANTAGE FUND

 PRINCIPAL AMOUNT ($)                                        VALUE ($)
 ---------------------                                    ------------

SENIOR LOAN NOTES (CONTINUED)

TRANSPORTATION - AUTO (CONTINUED)
  18,000,000   Dana Corp.
                 DIP Term Loan,
                 7.22%, 04/13/08 (b)                        18,008,460
               Delphi Corp.
  17,903,133   Term Loan, 13.50%, 06/14/11 (b)              18,591,329
               Tranche B DIP Term Loan,
   1,500,000     7.88%, 10/08/07                             1,524,375
   4,500,000   Environmental Systems
                 Products Holdings
                 Second Lien Term Loan,
                 15.14%, 12/12/10                            4,590,000
               Federal-Mogul Corp.
                 DIP Term Loan,
   1,500,000     7.19%, 12/09/06                             1,510,320
                 Supplemental Revolver,
   1,457,560     8.84%, 12/09/06 (d)                         1,461,203
                 Tranche C Term Loan,
     573,404     8.84%, 12/09/06                               576,271
   4,500,000   Goodyear Tire & Rubber Co.
                 Third Lien Term Loan,
                 8.70%, 03/01/11 (b)                         4,552,020
               Hayes Lemmerz International,
               Inc. Term Loan B, 8.49%,
   3,165,129     06/03/09                                    3,177,979
   1,000,000     Term Loan C, 06/03/10 (b)                   1,000,830
               Hertz Corp. (The)
                 Letter of Credit,
     444,444     4.93%, 12/21/12                               446,889
                 Tranche B Term Loan,
   3,178,070     7.26%, 12/21/12                             3,195,200
               Key Plastics LLC
   4,409,879     Term Loan B, 8.11%, 06/29/10                4,465,002
   2,263,409     Term Loan C, 10.87%, 06/24/11               2,237,946
   4,000,000   Lear Corp.
                 First Lien Term Loan B,
                 7.57%, 04/25/12 (b)                         3,985,840
   1,269,865   Plastech, Inc.
                 Term Loan B, 9.73%,
                 03/31/10                                    1,259,553
     500,000   RJ Tower Corp.
                 Tranche B DIP Term Loan,
                 8.25%, 02/02/07                               507,500
   1,879,245   Tire Rack Holdings, Inc.
                 Tranche B Term Loan,
                 6.73%, 06/24/12                             1,894,505
     723,333   United Components, Inc.
                 Tranche C Term Loan,
                 7.66%, 06/30/10                               725,142
                                                       ---------------
                                                            77,256,855
                                                       ---------------
TRANSPORTATION - LAND - 1.1%
     570,476   Ozburn-Hessey Holding Co., LLC
                 Term Loan, 7.29%, 08/10/12                    577,253
               Quality Distribution, Inc.
                 Synthetic Letters of
   2,427,481     Credit, 4.88%, 11/13/09                     2,439,618
   5,644,588     Term Loan, 8.08%, 11/13/09                  5,672,811
     947,552     Term Loan, 8.08%, 11/13/09 (e)                952,289

 PRINCIPAL AMOUNT ($)                                        VALUE ($)
 ---------------------                                    ------------

TRANSPORTATION - LAND (CONTINUED)
   1,720,848   SIRVA Worldwide, Inc.
                 Tranche B Term Loan,
                 9.53%, 12/01/10 (b)                         1,695,036
   5,658,125   Transport Industries, LP
                 Term Loan B,
                 7.80%, 09/30/11 (b)                         5,721,779
                                                       ---------------
                                                            17,058,786
                                                       ---------------
UTILITIES - 6.3%
   2,000,000   ANP Funding I ,LLC
                 Tranche A Term Loan,
                 8.21%, 07/29/10                             2,021,240
               Astoria Generating Co.
               Acquisitions LLC
                 First Lien Term Loan B,
     820,279     6.94%, 02/23/12                               824,381
                 Second Lien Term Loan C,
   4,500,000     8.69%, 08/23/13                             4,579,875
                 Term Letter of Credit,
     177,665     6.94%, 02/23/12                               178,703
               Boston Generating LLC
                 First Lien Series A Term
   1,683,785     Advance, 8.23%, 12/15/10                    1,717,461
                 First Lien Series B Term
      96,189     Advance, 9.92%, 09/30/10                       98,333
                 Second Lien Term Loan,
     234,298     11.28%, 09/30/10                              247,135
   4,899,497   Calpine Construction Finance Co. LP
                 First Lien Term Loan,
                 11.02%, 08/26/09                            5,209,783
               Calpine Corp.
                 First Lien DIP Revolver,
   3,439,269     7.23%, 12/20/07                             3,489,791
                 Second Lien Term Loan B,
  14,359,818     07/16/07 (f)                               13,825,777
               CenterPoint Energy, Inc.
   1,768,061     Term Loan, 7.47%, 04/30/10                  1,771,844
   3,980,000     Term Loan, 7.65%, 04/30/10                  3,988,517
               Covanta Energy Corp.
                 Delayed Draw Term Loan,
   1,500,000     06/30/12 (b)                                1,500,000
                 Letter of Credit Term
   1,560,976     Loan, 4.52%, 06/24/12                       1,568,780
   1,118,598     Term Loan, 7.97%, 06/24/12                  1,124,191
               El Paso Corp.
                 Deposit Accounts,
   2,500,000     7.75%, 11/23/09                             2,515,450
   6,627,290     Term Loan, 7.75%, 11/23/09                  6,669,904
   3,215,540   Infrasource, Inc.
                 Term Loan, 7.98%, 09/30/10                  3,231,618
               KGEN, LLC
                 Tranche A Term Loan,
   1,980,000     7.60%, 08/05/11                             2,001,028
                 Tranche B Term Loan,
      35,698     13.98%, 08/05/11                               36,859
               LSP General Finance Co., LLC
                 First Lien Delayed Draw
     857,143     Term Loan, 05/04/13 (b)                       863,040
                 First Lien Term Loan B,
   2,142,857     05/04/13 (b)                                2,152,907

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                               10

MAY 31, 2006                               HIGHLAND FLOATING RATE ADVANTAGE FUND

 PRINCIPAL AMOUNT ($)                                        VALUE ($)
 ---------------------                                    ------------

SENIOR LOAN NOTES (CONTINUED)

UTILITIES (CONTINUED)
         150   Midwest Generation LLC
                 Term Loan, 6.70%, 04/27/11                        152
               NATG Holdings LLC
                 Credit Linked Certificate of
      72,073     Deposit, 01/23/09 (f)                          62,703
     126,579     Term Loan A, 01/23/09 (f)                      22,468
      92,678     Term Loan B1, 01/23/10 (f)                     16,450
       9,144     Term Loan B2, 01/23/10 (f)                      7,955
               NRG Energy, Inc.
   3,898,925     Credit Linked Certificate of Deposit,
                 6.98%, 02/02/13 (b)                         3,918,146
  17,101,075     Term Loan, 6.82%, 02/01/13 (b)             17,202,142
   5,010,278   Plum Point Energy Associates, LLC
                 Second Lien Term Loan,
                 8.25%, 09/14/14                             4,922,598
   4,541,692   Riverside Energy Center LLC
                 Term Loan, 9.38%, 06/24/11                  4,689,297
               Rocky Mountain Energy Center LLC
     361,073   Credit Linked Certificate of Deposit,
                 5.03%, 06/24/11                               371,906
   3,142,331     Term Loan, 9.38%, 06/24/11                  3,244,457
               Thermal North America, Inc.
     500,000   Credit Linked Certificate of Deposit,
                 6.78%, 10/12/13                               501,560
   1,493,927     Term Loan, 6.73%, 10/12/13                  1,498,588
                                                       ---------------
                                                            96,075,039
                                                       ---------------
WIRELESS - CELLULAR/PCS - 5.7%
   4,111,181   Centennial Cellular Operating Co.
                 Term Loan, 7.24%, 02/09/11                  4,154,842
               Cricket Communications, Inc.
   6,500,000     Revolver, 05/31/11 (b) (d)                  6,284,720
  38,500,000     Term Loan B, 05/31/13 (b)                  38,724,840
                 Term Loan B, 7.48%,
  14,812,500     01/10/11                                   14,898,931
               MetroPCS, Inc.
                 First Lien Tranche B Term
  10,850,000     Loan, 10.00%, 05/27/11                     11,152,932
                 Second Lien Term Loan,
  10,800,000     12.50%, 05/27/12                           11,427,696
                                                       ---------------
                                                            86,643,961
                                                       ---------------
WIRELESS - WIRELESS INFRASTRUCTURE - 0.3%
   1,914,176   CellNet Data Systems, Inc.
                 First Lien Term Loan B,
                 7.98%, 04/26/12                             1,933,318
   1,990,000   DPI Holdings, LLC
                 Term Loan, 7.06%, 09/30/10                  1,987,513
                                                       ---------------
                                                             3,920,831
                                                       ---------------

               TOTAL SENIOR LOAN NOTES
                 (COST $1,737,250,490)                   1,750,476,253
                                                       ---------------

 PRINCIPAL AMOUNT ($)                                        VALUE ($)
 ---------------------                                    ------------
FOREIGN VARIABLE RATE SENIOR LOAN NOTES (A) - 6.2%
DENMARK - 0.6%
EUR
               Nordic Telephone Co. Holdings APS
   3,750,000     Euro Facility B2, 5.21%, 04/10/14           4,888,381
   3,750,000     Euro Facility C2, 5.21%, 04/10/15           4,898,978
                                                       ---------------
                                                             9,787,359
                                                       ---------------
FRANCE - 1.5%
EUR
  18,000,000   Ypso France SAS
                 Facility B, 5.13%, 12/15/13                23,189,560
                                                       ---------------
ITALY - 1.1%
EUR
               Prysmian Cables & Systems, Inc.
                 Second Lien Term Loan,
   3,461,538     9.44%, 01/20/15                             4,559,081
                 Euro Term Loan B,
     875,000     5.07%, 08/04/12                             1,131,080
                 Euro Term Loan C2,
     875,000     4.75%, 08/04/12                             1,128,462
                 Second Lien Tranche C Term Loan,
   1,038,462     9.44%, 01/20/15                             1,367,724
               Wind Telecommunicatione S.p.A.
   3,500,000     Euro Term Loan A1, 05/26/12 (b)             4,495,954
   1,750,000     Euro Term Loan B1, 05/26/13 (b)             2,259,666
   1,750,000     Euro Term Loan C1, 05/26/14 (b)             2,266,993
                                                       ---------------
                                                            17,208,960
                                                       ---------------
SWITZERLAND - 0.2%
EUR
   1,925,937   Merisant Co.
                 Tranche A (Euro) Term
                 Loan, 7.07%, 01/11/09                       2,396,475
                                                       ---------------
UNITED KINGDOM - 2.8%
GBP
               Peacock Group (The)
   2,250,000     Facility B, 7.44%, 10/30/13                 4,236,724
   2,250,000     Facility C, 7.44%, 10/30/14                 4,236,724
   3,125,000   PlayPower, Inc.
                 Add-on Term Loan,
                 7.60%, 12/18/09                             5,877,030
               Red Football Ltd.
                 Facility B Term Loan,
   1,250,000     7.85%, 05/11/13                             2,368,355
                 Facility C Term Loan,
   1,250,000     7.85%, 05/11/14                             2,374,203
               Safety-Kleen JPMP SK Holdings Ltd.
                 GBP Term Loan B1,
   1,350,000     7.10%, 12/14/12                             2,543,096
                 Euro Term Loan C,
   1,817,400     5.74%, 12/20/14                             2,372,303
   1,395,843   SunGard U K Holdings Ltd.
                 U K Term Loan, 7.08%,
                 02/11/13                                    2,634,886
   3,234,301   Teesside Power Ltd.
                 Term Loan, 5.42%, 04/01/08                  6,139,357

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                               11

MAY 31, 2006                               HIGHLAND FLOATING RATE ADVANTAGE FUND

 PRINCIPAL AMOUNT ($)                                        VALUE ($)
 ---------------------                                    ------------
FOREIGN VARIABLE RATE SENIOR LOAN NOTES
(CONTINUED)
UNITED KINGDOM (CONTINUED)
               Trinitybrook PLC
   2,500,000     Term Loan B1, 7.40%, 07/31/13               4,697,788
   2,500,000     Term Loan C1, 7.90%, 07/31/14               4,717,343
                                                       ---------------
                                                            42,197,809
                                                       ---------------

               TOTAL FOREIGN VARIABLE RATE
                 SENIOR LOAN NOTES
                 (COST $89,579,451)                         94,780,163
                                                       ---------------

     SHARES
    ---------
COMMON STOCKS (G) - 1.6%

TELECOMMUNICATIONS/COMBINATION - 0.0%
       2,167   Eningen Realty (h)                                    0
                                                       ---------------
UTILITIES - 1.4%
       4,569   EBG Holding LLC                               1,192,509
     780,934   Mirant Corp.                                 19,429,631
      40,800   NATG Holdings LLC (h)                                 0
                                                       ---------------
                                                            20,622,140
                                                       ---------------
WIRELESS - CELLULAR/PCS - 0.2%
      76,137   Leap Wireless International, Inc.             3,337,085
                                                       ---------------

               TOTAL COMMON STOCKS
                 (COST $23,143,818)                         23,959,225
                                                       ---------------
PREFERRED STOCK - 0.0%

MANUFACTURING - 0.0%
      14,382   Superior Telecom, Inc., Series A                 11,506
                                                       ---------------

               TOTAL PREFERRED STOCK
                 (COST $14,382)                                 11,506
                                                       ---------------

     UNITS                                                   VALUE ($)
    ---------                                             ------------
WARRANTS - 0.0%
GAMING/LEISURE - GAMING - 0.0%
          10   OpBiz LLC, expires 08/31/10                           0
      32,173   OpBiz LLC, expires 08/31/10                           0
                                                       ---------------

               TOTAL WARRANTS
                 (COST $0)                                           0
                                                       ---------------
CLAIM (I) - 0.0%
UTILITIES - 0.0%
  18,500,000   Mirant Corp.                                    208,125
                                                       ---------------

               TOTAL CLAIM
                 (COST $2)                                     208,125
                                                       ---------------

TOTAL INVESTMENTS - 122.2%                               1,869,435,272
                                                       ---------------
    (cost of $1,849,988,143) (j)

OTHER ASSETS & LIABILITIES, NET - (22.2)%                 (339,152,078)
                                                       ---------------

NET ASSETS - 100.0%                                      1,530,283,194
                                                       ===============
 ---------------------
(a) Senior loans in which the Portfolio invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. (Unless otherwise identified by (c), all senior loans carry a variable rate interest). These base lending rates are generally
      (i) the prime rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") or (iii) the certificate of deposit rate. Rate shown represents the weighted average rate at May 31, 2006. Senior loans, while exempt from registration under the Security Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(b) All or a portion of this position has not settled. Contract rates do not take effect until settlement date.
(c)   Fixed rate senior loan

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                               12

MAY 31, 2006                               HIGHLAND FLOATING RATE ADVANTAGE FUND


(d) Unfunded commitment. As of May 31, 2006, the Portfolio had unfunded loan commitments of $26,202,398, which could be extended at the option of the Borrower, pursuant to the following loan agreements:

                                                                 UNFUNDED
                                                                  LOAN
       BORROWER                                                COMMITMENT
       Cequel Communications LLC                         $      1,000,000
       Covanta Energy Corp.                                     1,000,000
       Cricket Communications, Inc.                             5,000,000
       Decrane Aircraft Holding, Inc.                           1,600,000
       Eastman Kodak Co.                                        2,411,765
       Federal-Mogul Corp.                                        117,897
       Flatiron Re Ltd..                                        2,121,052
       Hertz Corp. (The)                                          369,899
       Infor Global Solutions European
       Finance S.A.R. L.                                        2,250,000
       Interstate Bakeries Corp.                                4,117,132
       MEG Energy Corp.                                         3,000,000
       NES Rentals Holdings, Inc.                                 666,667
       OPTI Canada, Inc.                                          311,111
       Trump Entertainment Resorts, Inc.                        2,236,875
                                                          -----------------
                                                         $     26,202,398
                                                          =================

(e)    Loans held on participation.
(f) The issuer is in default of certain debt covenants. Income is not being accrued.
(g)    Non-income producing security.
(h) Represents fair value as determined in good faith under the direction of the Board of Trustees.
(i) Security is the result of company restructuring that will be converted into equity upon the completion of court proceedings.
(j)    Cost for Federal income tax purposes is $1,851,692,108.

       Gross unrealized appreciation                 $    25,434,610
       Gross unrealized depreciation                      (5,987,481)
                                                        --------------
       Net unrealized appreciation                   $    19,447,129
                                                        ==============

CLEC   Competitive Local Exchange Carrier
DE     Delaware
DIP    Debtor in Possession
EUR    Euro Currency
GBP    Great Britain Pound

                FOREIGN VARIABLE SENIOR LOAN NOTES
                  INDUSTRY CONCENTRATION TABLE:
                     (% of Total Net Assets)

Cable - International Cable.......................... 1.5%
Telecommunications .................................. 1.2%
Retail............................................... 1.2%
Manufacturing........................................ 0.9%
Utilities............................................ 0.4%
Service - Environmental Services..................... 0.3%
Gaming/Leisure - Other Leisure....................... 0.3%
Information Technology............................... 0.2%
Food/Tobacco -  Food/Tobacco Producers............... 0.2%
                                                     -----
Total                                                 6.2%
                                                     =====
SECURITY VALUATION:
The value of the Fund's assets is based on the current market value of its investments. For securities with readily available market quotations, the Fund uses those quotations for pricing. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices from principal market makers. Securities without a sale price or bid and ask quotations on the valuation day will be priced by an independent pricing service. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Fund's net asset value), such securities are valued at their fair value, as determined in good faith in accordance with procedures established by the Fund's Board of Trustees. In these cases, the Fund's net asset value will reflect the affected portfolio securities' value as determined in the judgment of the Board of Trustees or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security's most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Fund's valuation of a security will not differ from the amount that it realizes upon the sale of such security.

For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                               13

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HIGHLAND FLOATING RATE ADVANTAGE FUND

By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date  JULY 27, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date  JULY 27, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ M. JASON BLACKBURN
                         -------------------------------------------------------
                           M. Jason Blackburn,  Chief Financial Officer
                           (principal financial officer)

Date  JULY 27, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.